DEFERRED TAX LIABILITIES	12 Months Ended
Mar. 31, 2025
Schedule Of Deferred Tax Liabilities
DEFERRED TAX LIABILITIES

9. DEFERRED TAX LIABILITIES

	As of March 31,
	2024	2025
	US$	US$

Deferred tax liabilities	1,665	1,325

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.	DEFERRED TAX LIABILITIES – CONTINUED

Following are the major deferred tax assets and liabilities recognized by the Company:

	Plant and Equipment	Total
	US$	US$

As of April 1, 2023	2,290	2,290
Recognized in statements of income	(625)	(625)
As of March 31, 2024	1,665	1,665
Recognized in statements of income	(340)	(340)
As of March 31, 2025	1,325	1,325

Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Liabilities are established for uncertain tax positions expected to be taken in income tax returns when such positions are judged to meet the “more-likely-than-not” threshold based on the technical merits of the position.

Under the current tax law in Singapore, the Company is and will be subjected to the enterprise income tax rate of 17%.